LEASES (Schedule of Future Lease Payments) (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Abstract]
2021	$ 179
2022	286
2023 and after	783
Total future lease payments	1,248
Less imputed interest	(112)
Total lease liability balance	$ 1,136